Cover	Nov. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2022
Entity File Number	001-40474
Entity Registrant Name	Lakeshore Acquisition I Corp.
Entity Central Index Key	0001848000
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite A-2F, 555 Shihui Road, Songjiang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201100
City Area Code	86
Local Phone Number	13816100700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	LAAA
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	LAAAW
Security Exchange Name	NASDAQ
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	LAAAU
Security Exchange Name	NASDAQ